SCHEDULE OF ACCOUNTS RECEIVABLE (Details)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable	$ 112,583	$ 142,260	$ 255,903
Less; Allowance for credit losses	112,583	142,260	142,260
Accounts receivable, net			113,643
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable			22,260
Less; Allowance for credit losses			22,260
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable	112,583	142,260	233,643
Less; Allowance for credit losses	$ 112,583	$ 142,260	$ 120,000